Other Income (Expenses), Net (Tables)	12 Months Ended
Sep. 30, 2024
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expenses), Net	Other income (expenses), net for the years ended September 30, 2024, 2023 and 2022 consisted of the following:
	For the years ended September 30,
	2024	2023	2022
Government subsidies*	$647,342	$773,716	$1,505,943
Grain of disposal of equity shares**	385,173	-	-
Other miscellaneous non-business income (loss)	(23,174)	(31,444)	(226,384)
Total other income, net	$1,009,341	$742,272	$1,279,559
*	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2024, 2023 and 2022, the Company recorded government subsidies of $647,342, $773,716 and $1,505,943, respectively.
**	For the year ended September 30, 2024, the Company disposed all of equity investment in Nanjing Baituo to a third party for a consideration of RMB3,900,000, with an initial cost of RMB1,500,000. Through the disposal, the Company recorded an investment income of $333,134. Additionally, On November 20 2023, the Company transferred 1% of JiangSu Austin’s shares to Shenzhen Ouxun Electronics Co., Ltd for a consideration of RMB 1,300,000. The transaction was based on the NBV of JiangSu Austin at the end of September 30, 2023, which was RMB98,063,026, with 1% of the NBV is RMB980,630. The Company recognized an investment income of RMB319,370, equivalent to $44,330.